Stockholders' Equity (Details 3)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%	0.00%	0.00%
Expected Volatility	51.79%
Risk free Interest rates	2.11%
Expected lives (in years)	6 years	6 years	6 years
Minimum [Member]
Expected Volatility		47.47%	46.67%
Risk free Interest rates		1.23%	1.48%
Maximum [Member]
Expected Volatility		50.69%	47.93%
Risk free Interest rates		1.39%	1.80%